Right-of-use assets, net and lease liability (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use assets, net and lease liability
Summary of the right-of-use assets and the lease liability

Cost	Buildings		Other		Total
Balance as of January 1, 2023	Ps.	253,595	Ps.	41,044	Ps.	294,639
Remediations		17,994		8,316		26,310
Decreases		(3,251)		(1,330)		(4,581)
Balance as of December 31, 2023		268,338		48,030		316,368
Remediations		9,781		10,264		20,045
Decreases		—		(2,358)		(2,358)
Balance as of December 31, 2024		278,119		55,936		334,055
Remediations		5,541		26,598		32,139
Decreases		—		(315)		(315)
Balance as of December 31, 2025	Ps.	283,660	Ps.	82,219	Ps.	365,879

Accumulated depreciation
Balance as of January 1, 2022	Ps.	(101,110)	Ps.	(28,525)	Ps.	(129,635)
Depreciation of the year		(33,447)		(7,654)		(41,101)
Decreases		2,471		1,339		3,810
Balance as of December 31, 2022		(132,086)		(34,840)		(166,926)
Depreciation of the year		(33,053)		(8,537)		(41,590)
Decreases		—		760		760
Balance as of December 31, 2023		(165,139)		(42,617)		(207,756)
Depreciation of the year		(45,241)		(165)		(45,406)
Decreases		—		339		339
Balance as of December 31, 2024	Ps.	(210,380)	Ps.	(42,443)	Ps.	(252,823)

Schedule of payments recognized as cost and expense

	2025		2024		2023
Depreciation expense of right of use assets	Ps.	47,263	Ps.	41,590	Ps.	41,597
Interest expense on lease liabilities		22,897		23,261		28,847

Schedule of operating lease commitments as lessee

	2025		2024		2023
Maturity analysis:
Less than one year	Ps.	49,113	Ps.	19,022	Ps.	43,535
Greater than 1 year and less than 3 years		109,508		127,927		43,751
Greater than 3 years until maturity		—		32,041		105,893
Total	Ps.	158,621		178,990		193,179

Schedule of operating lease commitments as lessor

	Year ended December 31,
	2025		2024		2023
Maturity:
Less than 1 year	Ps.	424,072	Ps.	765,919	Ps.	668,636
Greater than 1 year and less than 5 years		889,748		1,685,744		738,435
Greater than 5 years		360,837		663,232		369,289
Total	Ps.	1,674,657	Ps.	3,114,895	Ps.	1,776,360